united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares	Security	Fair Value
	COMMON STOCK - 88.2%
	AEROSPACE/DEFENSE - 0.8%
6,050	United Technologies Corp.	$714,324

	AIRLINES - 1.4%
13,514	United Continental Holdings, Inc. *	1,179,367

	APPAREL - 3.2%
19,012	NIKE, Inc.	1,556,703
11,300	PVH Corp.	1,232,943
		2,789,646
	BANKS - 4.1%
40,600	Bank of America Corp.	1,155,882
30,700	Comerica, Inc.	2,417,318
		3,573,200
	BIOTECHNOLOGY - 2.5%
16,388	Gilead Sciences, Inc.	1,147,324
61,600	Innoviva, Inc. *	1,053,360
		2,200,684
	CHEMICALS - 4.1%
25,600	DowDuPont, Inc.	1,377,536
12,350	Eastman Chemical Co.	995,657
12,227	Ingevity Corp. *	1,150,194
		3,523,387
	COMMERCIAL SERVICES - 1.3%
1,650	Graham Holdings Co.	1,097,250

	COMPUTERS - 7.9%
7,700	Apple, Inc.	1,281,588
95,700	Conduent, Inc. *	1,220,175
19,400	DXC Technology Co.	1,243,928
40,950	HP, Inc.	902,129
43,100	Sykes Enterprises, Inc. *	1,188,267
23,900	Western Digital Corp.	1,075,261
		6,911,348
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
8,800	American Express Co.	903,760
23,050	E*Trade Financial Corp.	1,075,513
		1,979,273
	ELECTRONICS - 5.8%
22,450	Badger Meter, Inc.	1,185,135
52,902	Garmin Ltd.	1,418,190
16,850	Resideo Technologies, Inc. *	1,160,141
20,500	Watts Water Technologies, Inc.	1,261,560
		5,025,026
	ENGINEERING & CONSTRUCTION - 1.3%
37,950	MYR Group, Inc. *	1,156,337

	ENTERTAINMENT - 1.4%
51,000	Penn National Gaming, Inc. *	1,236,240

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares	Security	Fair Value
	COMMON STOCK - 88.2% (Continued)
	FOOD - 2.4%
14,750	Lamb Weston Holdings, Inc.	$1,066,425
6,400	Lancaster Colony Corp.	1,018,048
		2,084,473
	INSURANCE - 2.3%
24,500	Aflac, Inc.	1,168,650
6,593	Travelers Companies, Inc.	827,685
		1,996,335
	INTERNET - 8.5%
1,150	Alphabet, Inc. *	1,294,773
1,370	Amazon.com, Inc. *	2,354,660
650	Booking Holdings, Inc. *	1,191,327
7,650	Facebook, Inc. *	1,275,179
3,800	Netflix, Inc. *	1,290,100
		7,406,039
	LEISURE PRODUCTS - 1.5%
25,250	Norwegian Cruise Line Holdings Ltd. *	1,298,608

	LODGING - 1.3%
37,669	Hilton Grand Vacations, Inc. *	1,142,877

	MACHINERY - CONSTRUCTION & MINING - 1.8%
11,950	Caterpillar, Inc.	1,591,262

	MACHINERY - DIVERSIFIED - 4.1%
7,300	Cummins, Inc.	1,073,903
7,800	Deere & Co.	1,279,200
37,250	SPX FLOW, Inc. *	1,220,682
		3,573,785
	MEDIA - 1.3%
1,300	Cable One, Inc.	1,149,642

	MISCELLANEOUS MANUFACTURING - 3.7%
3,500	3M Co.	701,050
15,200	Crane Co.	1,257,952
23,400	Trextron, Inc.	1,245,582
		3,204,584
	OIL & GAS - 6.8%
40,951	HollyFrontier Corp.	2,307,179
35,950	Marathon Petroleum Corp.	2,382,047
13,609	Valero Energy Corp.	1,195,143
		5,884,369
	PHARMACEUTICALS - 6.3%
7,750	Allergan PLC	1,115,845
24,300	Cardinal Health, Inc.	1,214,271
8,550	Eli Lilly & Co.	1,024,803
8,940	McKesson Corp.	1,146,555
13,200	Merck & Co., Inc.	982,476
		5,483,950

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares	Security	Fair Value
	COMMON STOCK - 88.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 2.7%
38,750	Park Hotels & Resorts, Inc.	$1,165,212
61,450	Uniti Group, Inc. *	1,223,469
		2,388,681
	RETAIL - 6.5%
19,660	Foot Locker, Inc.	1,098,797
10,650	McDonald's Corp.	1,904,007
11,402	Walgreens Boots Alliance, Inc.	823,908
19,100	Walmart, Inc.	1,830,353
		5,657,065
	SOFTWARE - 1.4%
12,689	Electronic Arts, Inc. *	1,170,433

	TRANSPORTATION - 1.5%
67,900	Marten Transport Ltd.	1,313,865

	TOTAL COMMON STOCK (Cost - $73,833,356)	76,732,050

	EXCHANGE-TRADED FUNDS - 7.9%
	EQUITY FUNDS - 7.9%
102,200	Direxion Daily S&P 500 Bear 3x Shares	2,480,394
92,750	ProShares UltraPro Short S&P 500	3,398,360
45,400	VanEck Vectors Gold Miners ETF	1,030,126
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $7,553,151)	6,908,880

	SHORT-TERM INVESTMENTS - 4.9%
4,271,616	Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class, 2.43%**	4,271,616
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,271,616)

	TOTAL INVESTMENTS - 101.0% (Cost - $85,658,123)	$87,912,546
	LIABILITIES LESS OTHER ASSETS - (1.0) %	(891,823)
	NET ASSETS - 100.0%	$87,020,723

ETF - Exchange-Traded Fund
PLC - Public Limited Company
* - Non-income producing security.
** - Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2019.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's assets carried at fair value:
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$76,732,050	$-	$-	$76,732,050
Exchange-Traded Funds	6,908,880	-	-	6,908,880
Short Term Investments	4,271,616	-	-	4,271,616
Total	$87,912,546	$-	$-	$87,912,546
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2019, was as follows:

Cost for Federal Tax purposes	$86,032,211

Unrealized Appreciation	3,760,434
Unrealized Depreciation	(1,880,099)
Tax Net Unrealized Appreciation	$1,880,335

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/19

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/29/19